Disposition of Long-Term Apartment Rental Business (Tables)	6 Months Ended
Mar. 31, 2024
Disposition of Long-Term Apartment Rental Business [Abstract]
Schedule of Reconciliation of Major Classes of Assets and Liabilities	The following is a reconciliation of the amounts of major classes of assets and liabilities classified as assets of discontinued operations and liabilities of discontinued operations in the unaudited condensed consolidated balance sheets as of September 30, 2023:
As of September 30, 2023
RMB
Current assets of discontinued operations
Cash, cash equivalents and restricted cash	741
Accounts receivable, net	2,409
Amounts due from a related party	286
Other current assets	63,454
Property and equipment, net	183
Other assets	9,590
Total current assets of discontinued operations	76,663

Liabilities of discontinued operations:
Accounts payable	157,613
Amounts due to a related party	951
Deferred revenue	99,230
Short-term debt	103,552
Rental instalment loans	15,756
Deposits from tenants	29,723
Accrued expenses and other current liabilities	101,501
Total liabilities of discontinued operations	508,326

Schedule of Major Classes of Income from Operations	The following is a reconciliation of the amounts of major classes of income from operations classified as discontinued operations in the unaudited condensed consolidated statements of operations and comprehensive (loss) income for the six months ended March 31, 2023 and 2024:
	For the Six Months Ended March 31,
	2023	2024
	RMB	RMB	USD
Net revenues	199,670	—	—
Operating costs:	(217,295)	—	—
Selling and marketing expenses	(3)	—	—
General and administrative expenses	(9,928)	(616)	(85)
Research and development expenses	(1,286)	—	—
Impairment loss on long-lived assets	(10,474)	—	—
Other income (expenses), net	4	(6)	(1)
Interest expenses, net	(17)	(12)	(1)
Income tax expense	—	—	—
Net loss of discontinued operations for the year	(39,329)	(634)	(87)
Gain from disposal of discontinued operations	—	404,019	55,955
Net (loss) income from discontinued operations	(39,329)	403,385	55,868